GOODWILL - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 10, 2018	Dec. 31, 2013	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill, beginning balance			$ 690
Goodwill, Beginning Balance			690
Goodwill acquired during the year			27,479
Goodwill, ending balance			28,169
Goodwill, Ending Balance			28,169
Ador Inc.
Goodwill [Roll Forward]
Goodwill, beginning balance			690
Goodwill, Beginning Balance			690
Goodwill acquired during the year		$ 690
Goodwill, ending balance			690
Goodwill, Ending Balance			690
Ezbuy
Goodwill [Roll Forward]
Goodwill acquired during the year	$ 27,479		27,479
Goodwill, ending balance			27,479
Goodwill, Ending Balance	$ 27,479		$ 27,479